INCOME TAXES - Reconciliation of income tax expenses to the amount of income tax benefit (Details)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
INCOME TAXES
Statutory tax rate	30.60%	30.60%	30.60%
Deductions and other adjustments	6.90%	5.50%	2.20%
Effective tax rate	37.50%	36.10%	32.80%